UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William L. Edwards
Title:  President of Palo Investors, Manager
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ William L. Edwards             Palo Alto, CA                      2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      853,596
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.     COM            00163U106   26,670  1,813,033                               1,813,033      0    0
Abiomed Inc.                   COM            003654100   23,752  1,767,255                               1,767,255      0    0
Aegerion Pharmaceuticals Inc.  COM            00767E102    5,341    210,440                                 210,440      0    0
Alimera Sciences, Inc.         COM            016259103    5,707  3,634,984                               3,634,984      0    0
Amicus Therapeutics, Inc.      COM            03152W109   12,812  4,780,670                               4,780,670      0    0
ArthroCare Corp.               COM            043136100   30,124    870,885                                 870,885      0    0
Auxilium Pharmaceuticals, Inc. COM            05334D107   44,485  2,399,494                               2,399,494      0    0
Biomarin Pharmaceuticals, Inc  COM            09061G101   45,721    929,285                                 929,285      0    0
Conceptus Inc                  COM            206016107    9,435    449,300                                 449,300      0    0
Cubist Pharmaceuticals, Inc.   COM            229678107   35,041    833,321                                 833,321      0    0
Cyberonics, Inc.               COM            23251P102  102,329  1,948,018                               1,948,018      0    0
Cytokinetics Inc.              COM            23282W100    1,036  1,569,271                               1,569,271      0    0
Dendreon Corp                  COM            24823Q107    2,187    413,400                                 413,400      0    0
Hyperion Therapeutics          COM            44915N101    1,692    150,000                                 150,000      0    0
Insmed, Inc.                   COM            457669307    1,782    266,299                                 266,299      0    0
Intermune Inc.                 COM            45884X103   17,118  1,766,585                               1,766,585      0    0
Momenta Pharmaceuticals, Inc.  COM            60877T100   22,315  1,892,676                               1,892,676      0    0
Northern Oil and Gas Inc.      COM            665531109    1,890    112,395                                 112,395      0    0
NuVasive Inc.                  COM            670704105    2,622    169,585                                 169,585      0    0
NxStage Medical, Inc.          COM            67072V103      496     44,129                                  44,129      0    0
Onyx Pharmaceuticals, Inc.     COM            683399109  146,439  1,938,824                               1,938,824      0    0
QLT Inc.                       COM            746927102   16,631  2,115,936                               2,115,936      0    0
Questcor Pharmaceuticals, Inc. COM            74835Y101   59,499  2,226,743                               2,226,743      0    0
Rigel Pharmaceuticals Inc.     COM            766559603   10,962  1,686,447                               1,686,447      0    0
STAAR Surgical Company         COM            852312305   21,651  3,549,405                               3,549,405      0    0
Savient Pharmaceuticals, Inc.  COM            80517Q100   11,786 11,224,495                              11,224,495      0    0
Sequenom Inc.                  COM            817337405   35,001  7,431,110                               7,431,110      0    0
Sonde Resources Corp.          COM            835426107    1,113    677,825                                 677,825      0    0
Theratechnologies Inc.         COM            88338H100      112    351,335                                 351,335      0    0
United Therapeutics Corp       COM            91307C102   64,569  1,208,711                               1,208,711      0    0
Vanda Pharmaceutical Inc.      COM            921659108    5,289  1,429,462                               1,429,462      0    0
ViroPharma Incorporated        COM            928241108   87,004  3,822,692                               3,822,692      0    0
pSivida Corporation            COM            74440J101      985    813,709                                 813,709      0    0


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